Average Annual Total Returns - Federated Hermes International Dividend Strategy Portfolio	Federated Hermes International Dividend Strategy Portfolio 1 Year	Federated Hermes International Dividend Strategy Portfolio 5 Years	Federated Hermes International Dividend Strategy Portfolio Since Inception	Federated Hermes International Dividend Strategy Portfolio Inception Date	Federated Hermes International Dividend Strategy Portfolio Return After Taxes on Distributions 1 Year	Federated Hermes International Dividend Strategy Portfolio Return After Taxes on Distributions 5 Years	Federated Hermes International Dividend Strategy Portfolio Return After Taxes on Distributions Since Inception	Federated Hermes International Dividend Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Federated Hermes International Dividend Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Federated Hermes International Dividend Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI World ex-US Index 1 Year		MSCI World ex-US Index 5 Years		MSCI World ex-US Index Since Inception		MSCI World ex-US High Dividend Yield Index 1 Year		MSCI World ex-US High Dividend Yield Index 5 Years		MSCI World ex-US High Dividend Yield Index Since Inception
Total	6.80%	6.52%	2.66%	Feb. 09, 2015	6.17%	5.76%	1.95%	5.08%	5.33%	2.27%	7.59%	[1]	7.64%	[1]	5.67%	[1]	(1.32%)	[2]	6.11%	[2]	3.13%	[2]

[1]	The MSCI World ex-US Index captures large- and mid-cap representation across 22 of23 developed markets countries—excluding the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
[2]	The MSCI World ex-US High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 22 of23 developed market countries—excluding the U.S. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is unmanaged, and it is not possible to invest directly in an index.